CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	$ 35,242	¥ 246,448	¥ 234,144
Restricted cash	7	49	49
Term deposits	22,947	160,471	125,108
Accounts receivable, net of allowances of RMB21,082 and RMB20,402 as of December 31, 2024 and 2025, respectively	6,088	42,577	67,097
Prepaid expenses and other current assets, net of allowances of RMB5,919 and RMB5,794 as of December 31, 2024 and 2025, respectively	14,462	101,135	82,513
Total current assets	78,746	550,680	508,911
Non-current assets
Property and equipment, net	3,211	22,455	26,410
Right-of-use assets	2,145	15,003	11,768
Other non-current assets	341	2,385	2,428
TOTAL ASSETS	84,443	590,523	549,517
LIABILITIES
TOTAL LIABILITIES	43,456	303,895	155,878
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB20,176 and RMB39,022 as of December 31, 2024 and 2025, respectively)	17,628	123,280	104,422
Deferred revenue and customer advances (including deferred revenue and customer advances of the consolidated VIEs without recourse to the Group of RMB40,198 and RMB165,798 as of December 31, 2024 and 2025, respectively)	23,729	165,939	40,397
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Group of RMB4,758 and RMB3,759 as of December 31, 2024 and 2025, respectively)	714	4,992	6,798
Total current liabilities	42,071	294,211	151,617
Non-current liabilities
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to the Group of RMB3,171 and RMB6,319 as of December 31, 2024 and 2025, respectively)	1,385	9,684	4,261
SHAREHOLDERS' EQUITY
Treasury stock	(6)	(42)	(34)
Additional paid-in capital	1,591,117	11,126,837	11,070,615
Accumulated other comprehensive income	11,085	77,527	86,410
Accumulated deficit	(1,561,266)	(10,918,090)	(10,763,674)
Commitments and Contingencies (Note 14)
TOTAL SHAREHOLDERS' EQUITY	40,987	286,628	393,639
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	84,443	590,523	549,517
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	37	256	241
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 20	¥ 140	¥ 81